FINANCIAL OBLIGATIONS	12 Months Ended
Dec. 31, 2024
Disclosure of deposits from financial obligations [abstract]
FINANCIAL OBLIGATIONS

NOTE 21 – FINANCIAL OBLIGATIONS

21.1 Financial obligations other than issued bonds

a)	Financial obligations interbank borrowings and overnight funds

The following is the detail of the financial obligations obtained by Grupo Aval and subsidiaries as of December 31, 2024 and 2023 to finance their operations:

	December		December
	31, 2024		31, 2023

Local Currency
Interbank funds
Overnight funds	Ps.	41,570	Ps.	24,539
Interbank funds purchased		781,409		671,542
Commitments to transfer open and closed repo operations		9,898,971		3,746,752
Commitments to transfer simultaneous operations		5,648,747		9,158,585
Commitments originated in short positions simultaneous operations		1,093,006		1,093,314
Temporary securities transfer operations		2		—
Total interbank funds	Ps.	17,463,705	Ps.	14,694,732

Foreign currency
Interbank funds
Overnight funds		—		14,241
Commitments to transfer open and closed repo operations		1,046,064		372,947
Total interbank funds	Ps.	1,046,064	Ps.	387,188
Total interbank borrowings and overnight funds	Ps.	18,509,769	Ps.	15,081,920

The amount of obligations under money market transactions, associated with simultaneous and repo operations as of December 31, 2024 is Ps. 5,648,747, which are guaranteed by investments of Ps. 17,040,358; and as of December 31, 2023 is Ps. 9,158,585, which are guaranteed by investments of Ps. 16,874,942.

b)	Financial obligations borrowings from banks and others

The following is the detail of the borrowings obtained by Grupo Aval and subsidiaries as of December 31, 2024 and 2023:

c
	December		December
	31, 2024		31, 2023

Local Currency
Borrowings from banks and others
Borrowings		3,619,457		3,605,693
Leases contracts		1,794,416		1,793,568
Financiera de Desarrollo Territorial “FINDETER” (1)		2,518,426		2,194,515
Fondo para el Financiamiento del Sector Agropecuario - “FINAGRO” (1)		984,179		1,482,091
Banco de Comercio Exterior - “BANCOLDEX” (1)		528,363		1,121,416
Overdrafts in bank checking account		305		13
Other financial obligations		9,457		237,129
Total borrowings from banks and others	Ps.	9,454,603	Ps.	10,434,425

Foreign currency
Borrowings from banks and others
Borrowings		14,014,948		12,077,906
Leases contracts		1,071,851		998,180
Andean Development Corporation (Corporación Andina de Fomento)		532,140		—
Banco de Comercio Exterior - “BANCOLDEX” (1)		6,333		15,111
Letters of credit		1,566,346		1,026,404
Bankers acceptances		1,451,938		2,479,567
Total borrowings from banks and others	Ps.	18,643,556	Ps.	16,597,168
Total borrowings from banks and others	Ps.	28,098,159	Ps.	27,031,593
(1)	The Colombian Government has established certain credit programs for promoting the development of specific sectors of the economy, including foreign trade, agriculture, tourism, housing construction and other industries.

The amount of financial obligations with development entities as of December 31, 2024 is Ps. 4,037,301 and as of December 31, 2023 is Ps. 4,813,133.

The amount of borrowings from banks and others due over 12 months as of December 31, 2024 is Ps. 9,820,699 and as of December 31, 2023 is Ps. 11,586,737.

The amount of borrowings from development entities due over 12 months as of December 31, 2024 is Ps. 3,829,301, and as of December 31, 2023 is Ps. 4,083,085.

21.2 Financial obligations from issued bonds

Grupo Aval and some of its subsidiaries have been authorized by the Superintendency of Finance and by the applicable regulatory entities in other jurisdictions to issue either bonds or general guarantee bonds. The bonds issued by Grupo Aval and subsidiaries are non-guaranteed and represent exclusively the obligations of each of the issuers.

The detail of issued bonds as of December 31, 2024 and 2023, by issuance date and maturity date is as follows:

		December		December
Issuer	Issue Date (*)	31, 2024		31, 2023		Maturity Date (*)	Interest Rate (*)
Local Currency
Banco Av. Villas S.A. (1)	23/02/2021	Ps.	87,020	Ps.	296,689	23/02/2026	CPI + 1.36%
Banco de Bogotá S.A. (2)	Between 24/09/2020 and 25/07/2024		1,088,630		791,579	Between 24/09/2025 and 25/07/2028	CPI + 1.16%; and Fix Between 4.75% and 10.45%
Banco de Occidente S.A. (3)	Between 09/08/2012 and 20/08/2020		1,876,405		2,121,344	Between 30/01/2025 and 14/12/2032	CPI + 2.37% to 4.65%
Corporación Financiera Colombiana S.A. (4)	Between 11/12/2012 and 19/12/2024		3,871,660		3,205,530	Between 23/01/2025 and 19/11/2045	CPI + 1.58% to 6.30%; IBR + 3.75% and Fix 3.77%
Banco Popular S.A. (5)	Between 12/10/2016 and 10/03/2022		1,370,950		2,002,987	Between 04/02/2025 and 10/03/2027	CPI + 2.58% to 4.13% and Fix Between 6.12% and 10.20%
Grupo Aval Acciones y Valores S.A. (6)	Between 24/11/2016 and 12/12/2024		1,177,903		1,136,702	Between 24/11/2026 and 28/06/2042	CPI + 3.69% to 6.16% and Fix 10.08%
Local Currency Total		Ps.	9,472,568	Ps.	9,554,831

Foreign Currency
Banco de Bogotá S.A. Under rule 144A.	Between 12/05/2016 and 24/03/2023	Ps.	7,720,126	Ps.	6,750,155	Between 12/05/2026 and 24/03/2033	Fix Between 4.38% to 6.25% and SOFR6 3.75%
MFH (7)	Between 04/02/2020 and 21/06/2024		1,596,005		1,377,782	Between 04/02/2025 and 28/12/2033	Fix Between 3.00% to 7.75%
Banco Bogotá and MFH Total		Ps.	9,316,131	Ps.	8,127,937
Grupo Aval Limited	4/02/2020		4,428,224		3,834,985	4/02/2030	Fix 4.38%
Promigas S.A. and Gases del Pacífico S.A.C. Under rule 144A.	Between 16/10/2019 and 22/10/2020		2,207,133		1,910,073	Between 16/10/2029 and 22/10/2029	Fix 3.75%
Banco de Occidente S.A. (8)	13/05/2024		791,791		—	13/08/2034	Fix 10.88%
Foreign Currency Total		Ps.	16,743,279	Ps.	13,872,995
Total of Bonds		Ps.	26,215,847	Ps.	23,427,826

(*) This information as of December 31, 2024

(1) Includes the payment for bonds maturing in 2024 for Ps. 208,231.

(2) Includes the payment for bonds maturing in 2024 for Ps. 209,472; likewise, bonds were issued in the year for a value of Ps. 508,962.

(3) Includes the payment for bonds maturing in 2024 for Ps. 281,306.

(4) Includes the payment for bonds maturing in 2024 for Ps. 172,548; likewise, bonds were issued in the year for a value of Ps. 789,992.

(5) Includes the payment for bonds maturing in 2024 for Ps. 628,383.

(6) Includes the payment for bonds maturing in 2024 for Ps. 226,830; likewise, bonds were issued in the year for a value of Ps. 271,600.

(7) Includes the payment for bonds maturing in 2024 for Ps. 36,247; Likewise, bonds were issued in the year for a value of Ps. 42,969.

(8) Corresponds to the issuance of bonds on May 13, 2024.

The amount of issued bonds due over 12 months as of December 31, 2024 is Ps. 24,634,287 and as of December 31, 2023 is Ps. 21,664,811.

Grupo Aval had no defaults on principal or interest payments or other breaches with respect to its liabilities during the years ended December 31, 2024 and 2023, and Grupo Aval is complying with the related covenants agreed with investors and debtors.

21.3 Interest expense

The interest expense information as of December 31, 2024, 2023 and 2022 corresponds to:

		For the years ended December 31,
		2024		2023		2022
Interest expense
Deposits
Checking accounts	Ps.	(261,315)	Ps.	(253,043)	Ps.	(159,114)
Savings accounts		(5,434,063)		(5,953,426)		(3,555,844)
Time deposits		(9,448,857)		(9,944,424)		(4,040,232)
Interest of the derivative designated as the hedging instrument (*)		(49,794)		(63,333)		(1,242)
Total deposits	Ps.	(15,194,029)	Ps.	(16,214,226)	Ps.	(7,756,432)

Financial obligations
Interbank borrowings and overnight funds	Ps.	(1,683,943)	Ps.	(1,856,263)	Ps.	(678,114)
Borrowings from banks and similar		(1,510,447)		(1,601,927)		(739,803)
Leases contracts		(244,651)		(208,781)		(147,330)
Bonds issued		(1,790,729)		(2,159,948)		(2,092,843)
Borrowing from development entities		(490,534)		(591,285)		(249,873)
Total financial obligations	Ps.	(5,720,304)	Ps.	(6,418,204)	Ps.	(3,907,963)

Total interest expense	Ps.	(20,914,333)	Ps.	(22,632,430)	Ps.	(11,664,395)

(*)   Corresponds to the coverage of interest expense for Term Certificates of Deposit "CDTs" over 12 months. See note 10.4 Impact on Interest Income and Expense Line Item from interest rate hedging.

21.4 Analysis of changes in the movements of financing activities

Reconciliation of movements of liabilities to cash flows arising from financing activities:

			Liabilities						Equity								Total
	Notes		Dividends payable		Bonds issued		Leases contracts		Subscribed and paid-in capital		Additional paid-in capital		Appropriated retained earnings		Non-controlling interest (NCI)
Balance at January 1, 2022		Ps.	598,534	Ps.	32,257,933	Ps.	2,882,157	Ps.	22,281	Ps.	8,490,799	Ps.	13,383,387	Ps.	16,457,994	Ps.	74,093,085
Cash flows from financing activities:
Dividends paid to shareholders			(414,267)		—		—		—		—		—		—		(414,267)
Dividends paid to non-controlling interest	26		(615,177)		—		—		—		—		—		—		(615,177)
Issuance of debt securities			—		695,136		—		—		—		—		—		695,136
Payment of outstanding debt securities			—		(7,837,898)		—		—		—		—		—		(7,837,898)
Leases contracts			—		—		(383,472)		—		—		—		—		(383,472)
Equity transaction			—		—		—		—		7,280		—		(22,294)		(15,014)
Net cash used in financing activities			(1,029,444)		(7,142,762)		(383,472)		—		7,280		—		(22,294)		(8,570,692)
Cash flows from operating activities:
Accrued interest			—		2,147,935		148,806		—		—		—		—		2,296,741
Interest paid			—		(2,109,636)		(146,275)		—		—		—		—		(2,255,911)
Effects of changes in foreign exchange rates			—		6,030,376		142,898		—		—		—		—		6,173,274
Other Changes			651,725		(2,821,625)		(308,170)		1,463		1,082,307		(1,193,728)		(542,353)		(3,130,381)
Total liabilities related to other changes			651,725		3,247,050		(162,741)		1,463		1,082,307		(1,193,728)		(542,353)		3,083,723
Total equity related to other changes			—		—		—		—		(9,012)		(4,171,242)		(1,538,658)		(5,718,912)
Balance at December 31, 2022		Ps.	220,815	Ps.	28,362,221	Ps.	2,335,944	Ps.	23,744	Ps.	9,571,374	Ps.	8,018,417	Ps.	14,354,689	Ps.	62,887,204
Cash flows from financing activities:
Dividends paid to shareholders			(766,537)		—		—		—		—		—		—		(766,537)
Dividends paid to non-controlling interest	26		(915,933)		—		—		—		—		—		—		(915,933)
Issuance of debt securities			—		2,609,994		—		—		—		—		—		2,609,994
Payment of outstanding debt securities			—		(4,072,742)		—		—		—		—		—		(4,072,742)
Leases contracts			—		—		(391,667)		—		—		—		—		(391,667)
Net cash used in financing activities			(1,682,470)		(1,462,748)		(391,667)		—		—		—		—		(3,536,885)
Cash flows from operating activities:
Accrued interest			—		2,212,345		210,041		—		—		—		—		2,422,386
Interest paid			—		(2,171,231)		(202,551)		—		—		—		—		(2,373,782)
Effects of changes in foreign exchange rates			—		(3,525,280)		(172,766)		—		—		—		—		(3,698,046)
Other Changes			1,989,639		12,519		1,012,747		—		—		(982,868)		(1,006,721)		1,025,316
Total liabilities related to other changes			1,989,639		(3,471,647)		847,471		—		—		(982,868)		(1,006,721)		(2,624,126)
Total equity related to other changes			—		—		—		—		—		696,224		1,389,776		2,086,000
Balance at December 31, 2023		Ps.	527,984	Ps.	23,427,826	Ps.	2,791,748	Ps.	23,744	Ps.	9,571,374	Ps.	7,731,773	Ps.	14,737,744	Ps.	58,812,193
Cash flows from financing activities:
Dividends paid to shareholders			(728,181)		—		—		—		—		—		—		(728,181)
Dividends paid to non-controlling interest	26		(667,330)		—		—		—		—		—		—		(667,330)
Issuance of debt securities			—		2,262,527		—		—		—		—		—		2,262,527
Payment of outstanding debt securities			—		(1,758,387)		—		—		—		—		—		(1,758,387)
Leases contracts			—		—		(416,640)		—		—		—		—		(416,640)
Equity transaction (1)			—		—		—		—		(4,904)		—		(50,096)		(55,000)
Net cash used in financing activities			(1,395,511)		504,140		(416,640)		—		(4,904)		—		(50,096)		(1,363,011)
Cash flows from operating activities:
Accrued interest			—		1,831,715		245,366		—		—		—		—		2,077,081
Interest paid			—		(1,764,802)		(239,988)		—		—		—		—		(2,004,790)
Effects of changes in foreign exchange rates			—		2,200,477		142,677		—		—		—		—		2,343,154
Other Changes			1,161,028		16,491		343,104		—		(58,408)		(569,843)		(608,824)		283,548
Total liabilities related to other changes			1,161,028		2,283,881		491,159		—		(58,408)		(569,843)		(608,824)		2,698,993
Total equity related to other changes			21,823		—		—		—		—		1,001,504		1,632,837		2,656,164
Balance at December 31, 2024		Ps.	315,324	Ps.	26,215,847	Ps.	2,866,267	Ps.	23,744	Ps.	9,508,062	Ps.	8,163,434	Ps.	15,711,661	Ps.	62,804,339

(1) See note 25.4 Equity Transactions